Basic and Diluted Net Loss per Share Attributable to Common Stockholders (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss Per Share
The following table sets forth the computation of the Company’s basic and diluted net loss per share to common stockholders:

	Six months ended June 30,
	2021	2020
	(In thousands, except share data)
Numerator:
Net loss	$(26,086)	$(10,484)
Denominator:
Weighted average shares used in computing net loss per share – basic and diluted	19,715,885	18,553,332
Net loss per share – basic and diluted.	$(1.32)	$(0.57)

The following table sets forth the computation of the Company’s basic and diluted net loss per share to common stockholders:

	Year ended December 31,
	2020	2019
	(In thousands, except share and per share data)
Numerator:
Net loss	$(21,807)	$(25,678)
Extinguishment of redeemable convertible preferred stock(1)	13,051	—
Net loss attributable to common stockholders	$(8,756)	$(25,678)
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders, basic and diluted	19,232,455	15,629,519
Net loss per share attributable to common stockholders, basic and diluted.	$(0.46)	$(1.64)
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(1)Represents the Series A, B and C redeemable convertible preferred stock extinguishment and thus reflects additional amounts attributable to common stockholders for EPS purposes. See Note 13, Equity Instruments.

Schedule of Potentially Dilutive Shares Excluded from Computation of Net Loss Per Share
The following potentially dilutive shares of common stock equivalents “on an as-converted basis” were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have had an antidilutive effect:

	Six months ended June 30,
	2021	2020
	(per share data)
Redeemable convertible preferred stock	147,876,672	147,876,672
Convertible promissory note	6,756,757	4,029,222
Redeemable convertible preferred stock warrants	408,729	408,729
Common stock warrants	293,856	63,621
Common stock options issued and outstanding	26,997,994	22,454,406
Total potentially dilutive common share equivalents	182,334,008	174,832,650

The following potentially dilutive shares of common stock equivalents “on an as-converted basis” were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have had an antidilutive effect:

	December 31,
	2020	2019
Redeemable convertible preferred stock	147,876,672	27,967,896
Convertible notes	—	4,006,668
Redeemable convertible preferred stock warrants	408,729	173,362
Common stock warrants	262,638	63,621
Common stock options issued and outstanding	26,347,331	5,946,782
Total potentially dilutive common stock equivalents	174,895,370	38,158,329